As Filed with the Securities and Exchange Commission on May 25, 2007

File No. 333-36975

File No. 811-08397

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 19	☒
AND/OR

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 22	☒

THE MARSICO INVESTMENT FUND

(Exact Name of Registrant as Specified in Charter)

1200 17TH STREET, SUITE 1600

DENVER, CO 80202

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code:  1-888-860-8686

COPIES TO:

CHRISTOPHER J. MARSICO The Marsico Investment Fund 1200 17th Street, Suite 1600 Denver, CO 80202	SANDER M. BIEBER, ESQ. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006
(Name and address of agent for service of process)

It is proposed that this filing will become effective (check the appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On June 25, 2007 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment relates only to the Marsico Global Fund, a new series of the Registrant. No disclosure with respect to any other series of the Registrant is modified hereby.

This Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of The Marsico Investment Fund (the “Trust”) incorporates by reference the Prospectus and Statement of Additional Information contained in the Trust’s Post-Effective Amendment No. 18, which was filed with the Securities and Exchange Commission pursuant to Rule 485(a)(2) under the Securities Act of 1933 on March 14, 2007 in order to establish the Marsico Global Fund, a new series of the Registrant.

This Post-Effective Amendment No. 19 is filed to extend the effective date of Post-Effective Amendment No. 18 to June 25, 2007.

PART C

OTHER INFORMATION

ITEM 23.	EXHIBITS

(a)(1)	Trust Instrument (1)

(2)	Amended Schedule A to the Trust Instrument (to be filed by amendment)

(3)	Certificate of Trust (1)

(b)	By-Laws (1)

(c)	Not Applicable

(d)(1)	Form of Investment Advisory Agreement between Registrant and Marsico Capital Management, LLC with respect to the Marsico Focus Fund (2)

(2)	Form of Investment Advisory Agreement between Registrant and Marsico Capital Management, LLC with respect to the Marsico Growth Fund (2)

(3)	Form of Investment Advisory Agreement between Registrant and Marsico Capital Management, LLC with respect to the Marsico 21st Century Fund (2)

(4)	Form of Investment Advisory Agreement between Registrant and Marsico Capital Management, LLC with respect to the Marsico International Opportunities Fund (2)

(5)	Form of Investment Advisory Agreement between Registrant and Marsico Capital Management, LLC with respect to the Marsico Flexible Capital Fund (3)

(6)	Form of Investment Advisory Agreement between Registrant and Marsico Capital Management, LLC with respect to the Marsico Global Fund (to be filed by amendment)

(e)(1)	Amended and Restated Distribution Agreement (4)

(2)	Amended Schedule A to the Amended and Restated Distribution Agreement (to be filed by amendment)

(f)	Marsico Investment Fund Trustees Deferred Fee Plan (5)

(g)(1)	Custodian Agreement (6)

(2)	Amendment to Custodian Agreement (7)

(h)(1)	Amended and Restated Administration Agreement (4)

(2)	Amendment to Amended and Restated Administration Agreement (8)

(3)	Amended Schedule A to the Amended and Restated Administration Agreement (to be filed by amendment)

(4)	Amended and Restated Transfer Agency Agreement (4)

(5)	Addendum to Transfer Agency Agreement (4)

(6)	Addendum to Transfer Agency Agreement (8)

(7)	Amended and Restated Schedule C to the Amended and Restated Transfer Agency Agreement (2)

(8)	Amended Schedule A to the Amended and Restated Transfer Agency Agreement (to be filed by amendment)

(9)	IRA Custodial Agreement and Disclosure Statement (6)

(10)	Expense Reimbursement Agreement relating to the Marsico Focus Fund, the Marsico Growth Fund, the Marsico International Opportunities Fund and the Marsico 21st Century Fund (5)

(11)	Form of Expense Reimbursement Agreement relating to the Marsico Flexible Capital Fund (3)

(12)	Form of Expense Reimbursement Agreement relating to the Marsico Global Fund (to be filed by amendment)

(i)	Opinion and Consent of Counsel (to be filed by amendment)

(j)	Consent of PricewaterhouseCoopers LLP (to be filed by amendment)

(k)	Not Applicable

(l)	Initial Capital Agreement (6)

(m)(1)	Distribution and Service Plan (9)

(2)	Dealer Agreement (10)

(n)	Not Applicable

(p)	Code of Ethics of the Marsico Investment Fund and Marsico Capital Management, LLC (5)

(1)	Filed in Registrant’s initial Registration Statement (333-36975) on October 1, 1997 and incorporated by reference herein.
(2)	Filed in Registrant’s Registration Statement (333-36975) on November 29, 2004 and incorporated by reference herein.

(3)	Filed in Registrants Registration Statement (333-36975) on December 18, 2006 and incorporated by reference herein.
(4)	Filed in Registrant’s Registration Statement (333-36975) on November 27, 2002 and incorporated by reference herein.
(5)	Filed in Registrant’s Registration Statement (333-36975) on January 31, 2006 and incorporated by reference herein.
(6)	Filed in Registrant’s Registration Statement (333-36975) on December 2, 1997 and incorporated by reference herein.
(7)	Filed in Registrant’s Registration Statement (333-36975) on January 28, 2002 and incorporated by reference herein.
(8)	Filed in Registrant’s Registration Statement (333-36975) on January 30, 2004 and incorporated by reference herein.
(9)	Filed in Registrant’s Registration Statement (333-36975) on May 31, 2000 and incorporated by reference herein.
(10)	Filed in Registrant’s Registration Statement (333-36975) on November 19, 1998 and incorporated by reference herein.

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The Trust’s shares are sold through broker-dealer intermediaries that establish single, omnibus accounts with the Trust’s transfer agent. As a result of this arrangement, and as of December 31, 2006, National Financial Services Corp. could be deemed to own in excess of 25% of the outstanding shares of the Focus and 21st Century Funds and Charles Schwab & Co., Inc. could be deemed to own in excess of 25% of the outstanding shares of the 21st Century and International Opportunities Funds.

The beneficial owners of these shares, however, are the individual investors who maintain accounts with these broker-dealer intermediaries.

ITEM 25.	INDEMNIFICATION

Reference is made to Article IX, Section 2, of the Registrant’s Trust Instrument.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Article IX, Section 2 of the Trust Instrument provides in part that a Trustee, officer, employee, manager, or agent of the Trust shall be indemnified by the Trust against liability and all expenses reasonably incurred or paid by such person in connection with any claim, action, suit, or proceeding in which such person becomes involved because of his or her official relationship to the Trust unless: (i) such person was adjudicated to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard for his duties to the Trust; or (ii) in the event of a Settlement unless one of the conditions set forth in the Trust Instrument is satisfied.

Section 5 of the Amended and Restated Distribution Agreement between the Registrant and UMB Distribution Services, LLC provides for indemnification of UMB Distribution Services, LLC, in connection with certain claims and liabilities to which UMB Distribution Services, LLC, in its capacity as Registrant’s Distributor, may be subject. A copy of the Amended and Restated Distribution Agreement is incorporated by reference herein as Exhibit (e). Article V. B. of the Amended and Restated Transfer Agent Agreement between the Registrant and UMB Fund Services, Inc. similarly provides for indemnification of UMB Fund Services, Inc. in connection with certain claims and liabilities to which UMB Fund Services, Inc., in its capacity as Registrant’s Transfer Agent, may be subject. A copy of the Amended and Restated Transfer Agency Agreement is incorporated by reference herein as Exhibit (h)(4).

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Marsico Capital Management, LLC serves as the investment adviser for the Registrant. The business and other connections of Marsico Capital Management, LLC are set forth in the Uniform Application for Investment Adviser Registration (“Form ADV”) of Marsico Capital Management, LLC (No. 801-54914) as currently filed with the SEC which is incorporated by reference herein.

ITEM 27.	PRINCIPAL UNDERWRITER

(a)	UMB Distribution Services, LLC currently serves as distributor of the shares of Access Capital Community Investment Fund, Inc., Green Century Funds, Adelante Funds, Cheswold Lane Funds, Columbus Funds, Inc., Lotsoff Capital Management Investment Trust, Nakoma Mutual Funds, SPARX Funds Trust and the UMB Scout Funds.

(b)	To the best of Registrant’s knowledge, the officers of UMB Distribution Services, LLC, distributor for Registrant, are as follows:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UMB DISTRIBUTION SERVICES LLC	POSITIONS AND OFFICES WITH REGISTRANT
Peter J. Hammond 803 W. Michigan Street Suite A Milwaukee, WI 53202	President	None

Christine L. Mortensen 803 W. Michigan Street Suite A Milwaukee, WI 53202	Treasurer	None

Constance Dye Shannon 803 W. Michigan Street Suite A Milwaukee, WI 53202	Secretary	None

(c)	Commissions and other compensation earned, directly or indirectly, from the Registrant during the fiscal period ended September 30, 2006 by Registrant’s principal underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchase	Brokerage Commissions	Other Compensation

UMB Distribution Services, LLC	$	$	$	$485,137

UMB Distribution Services, LLC serves as each Fund’s principal underwriter and acts as exclusive agent for the Funds in selling their shares to the public. For marketing and distribution services provided, UMB Distribution Services receives a fee beginning at the annual rate of 0.02% of each Fund’s average daily net assets and decreasing as the assets of each Fund reach certain levels, subject to a minimum annual fee of $25,000 per Fund.

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Registrant, at Registrant’s offices at 1200 17th Street, Suite 1600, Denver, CO 80202, except: (1) records held and maintained by State Street Bank and Trust Company at 225 Franklin Street, Boston, Massachusetts 02110 relating to its functions as custodian; (2) records held and maintained by UMB Fund Services, Inc. and UMB Distribution Services, LLC, 803 West Michigan Street, Suite A, 53233, Milwaukee, Wisconsin 53202, relating to their functions as administrator, transfer agent and distributor, respectively; and (3) records held and maintained by State Street Bank and Trust Company at 225 Franklin Street, Boston, Massachusetts 02110 relating to its role as fund accountant.

ITEM 29.	MANAGEMENT SERVICES

Not Applicable.

ITEM 30.	UNDERTAKINGS

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia, on this 25th day of May, 2007.

THE MARSICO INVESTMENT FUND

By:	/s/ Thomas F. Marsico
Thomas F. Marsico,*
PRESIDENT

By:	/s/ Sander M. Bieber
Sander M. Bieber
As ATTORNEY-IN-FACT

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/ Thomas F. Marsico	Trustee, President and Chief Executive Officer	May 25, 2007
Thomas F. Marsico*	(Principal Executive Officer)

/s/ Walter A. Koelbel, Jr.	Trustee	May 25, 2007
Walter A. Koelbel, Jr.*

/s/ Michael D. Rierson	Trustee	May 25, 2007
Michael D. Rierson*

/s/ Joseph T. Willett	Trustee	May 25, 2007
Joseph T. Willett*

/s/ Jay S. Goodgold	Trustee	May 25, 2007
Jay S. Goodgold**

/s/ Christopher E. Kubasik	Trustee	May 25, 2007
Christopher E. Kubasik**

/s/ Elizabeth Hoffman	Trustee	May 25, 2007
Elizabeth Hoffman**

SIGNATURE	TITLE	DATE

/s/ Christopher J. Marsico	Vice President and Treasurer	May 25, 2007
Christopher J. Marsico*	(Principal Financial and Accounting Officer)

By:	/s/ Sander M. Bieber
Sander M. Bieber
As ATTORNEY-IN-FACT

*	Pursuant to power of attorney filed in Registrant’s Registration Statement (333-36975) on January 31, 2006 and incorporated herein by reference.
**	Pursuant to power of attorney filed in Registrant’s Registration Statement (333-36975) on October 4, 2006 and incorporated herein by reference.